Share-Based Compensation - Summary of Share Options Activity Classified as Equity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted		207,458,573
Number of options, Exercised		(318,299,998)	(866,230,796)
Options Classified as Equity [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance	377,059,533
Number of options, Granted	173,306,584
Number of options, Exercised	(131,869,359)
Number of options, Forfeited	(20,070,480)
Number of options, Ending balance	398,426,278	377,059,533
Number of options, Vested and expected to vest	398,426,278
Number of options, Exercisable	77,187,431
Weighted average exercise price per share, Beginning balance	$ 0.00001
Weighted average exercise price per share, Granted	0.00001
Weighted average exercise price per share, Exercised	0.00001
Weighted average exercise price per share, Forfeited	0.00001
Weighted average exercise price per share, Ending balance	0.00001	$ 0.00001
Weighted average exercise price per share, Vested and expected to vest	0.00001
Weighted average exercise price per share, Exercisable	$ 0.00001
Weighted average remaining contract life	8 years 3 months	8 years 2 months 23 days
Weighted average remaining contract life, Vested and expected to vest	8 years 3 months
Weighted average remaining contract life, Exercisable	6 years 8 months 15 days
Weighted average grant date fair value per share, Beginning balance	$ 0.4874
Weighted average grant date fair value per share, Granted	0.3553
Weighted average grant date fair value per share, Exercised	0.5082
Weighted average grant date fair value per share, Forfeited	0.4841
Weighted average grant date fair value per share, Ending balance	0.4233	$ 0.4874
Weighted average grant date fair value per share, Vested and expected to vest	0.4233
Weighted average grant date fair value per share, Exercisable	$ 0.3453
Aggregate intrinsic value, Beginning balance	$ 150,820
Aggregate intrinsic value, Ending balance	139,644	$ 150,820
Aggregate intrinsic value, Vested and expected to vest	139,644
Aggregate intrinsic value, Exercisable	$ 27,053